Summary of Significant Accounting Policies (Tables)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Schedule of Reconciliation of Class A Ordinary Shares Reflected in the Condensed Balance Sheet
At September 30, 2021 and December 31, 2020, the Class A ordinary shares reflected in the condensed balance sheets are reconciled in the following table:

Gross proceeds	$207,372,020
Less:
Proceeds allocated to Public Warrants	$(13,275,495)
Class A ordinary shares issuance costs	$(11,138,216)
Plus:
Accretion of carrying value to redemption value	$24,413,711

Class A ordinary shares subject to possible redemption	$207,372,020

Schedule of Earnings Per Share Basic And Diluted
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

For the Period from July 31, 2020 (inception) Through December 31, 2020
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$4,193

Redeemable Net Earnings	$4,193
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	20,737,202
Net Income Per Share/Basic and Diluted Redeemable Class A Ordinary Shares	$—

Non-Redeemable Class B Ordinary Shares
Numerator: Net Income (Loss) minus Redeemable Net Earnings
Net Income (Loss)	$(4,861,190)
Redeemable Net Earnings	$(4,193)

Non-Redeemable Net Loss	$(4,865,383)
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted	5,184,300
Net Loss Per Share/Basic and Diluted Non-Redeemable Class B Ordinary Shares	$(0.94)

The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	Three Months Ended September 30, 2021		Nine Months Ended September 30, 2021		For the Period from July 31, 2020 (Inception) Through September 30, 2020
	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss, as adjusted	$(368,518)	$(96,630)	$(10,308,085)	$(2,577,021)	$(2,408,142)	$(624,227)
Denominator:
Basic and diluted weighted average shares outstanding	20,737,202	5,184,300	20,737,202	5,184,300	20,000,000	5,184,300

Basic and diluted net loss per ordinary share	$(0.02)	$(0.02)	$(0.50)	$(0.50)	$(0.12)	$(0.12)